Note 25 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity securities	$ 3,847	$ 3,887
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability, Total	115,643	$ 84,993	$ 93,865
Fair Value, Recurring [Member]
Cash equivalents	10,974
Equity securities	3,983
Debt securities	9,940
Mortgage derivative assets	18,383
Warehouse receivables	232,207
Total assets	363,444
Mortgage derivative liability	7,062
Interest rate swap liability	7,946
Business Combination, Contingent Consideration, Liability, Total	115,643
Total liabilities	130,651
Fair Value, Recurring [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	87,957
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	10,974
Equity securities	3,847
Debt securities
Mortgage derivative assets
Warehouse receivables
Total assets	14,821
Mortgage derivative liability
Interest rate swap liability
Business Combination, Contingent Consideration, Liability, Total
Total liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Equity securities	136
Debt securities	9,940
Mortgage derivative assets	18,383
Warehouse receivables	232,207
Total assets	260,666
Mortgage derivative liability	7,062
Interest rate swap liability	7,946
Business Combination, Contingent Consideration, Liability, Total
Total liabilities	15,008
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
Equity securities
Debt securities
Mortgage derivative assets
Warehouse receivables
Total assets	87,957
Mortgage derivative liability
Interest rate swap liability
Business Combination, Contingent Consideration, Liability, Total	115,643
Total liabilities	115,643
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	$ 87,957